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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                         Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Diversified High

 Income Trust

 NQ | July 31, 2015

 Ticker Symbol: HNW

Schedule of Investments  |  7/31/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES -  1.6% of Net Assets

   670,128(a)

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.667%, 5/15/24 (144A)

 $ 174,233

   200,000

 Ascentium Equipment Receivables LLC, Series 2015-1A, Class E, 5.92%, 6/12/23 (144A)

   200,686

   81,268

 Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 3/15/17

   85,681

   250,000

 Delta Air Lines Pass Through Trust, Series 2010-1, Class B, 6.375%, 1/2/16 (144A)

   255,313

   290,000(b)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

   277,890

   294,742

 Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 4.25%, 11/20/28 (144A)

   294,706

   940,000

 Nations Equipment Finance Funding I LLC, Series 2013-1A, Class C, 5.5%, 5/20/21 (144A)

   942,350

   44,616

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

   44,883

   104,493

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   104,407

 TOTAL ASSET BACKED SECURITIES

 (Cost  $2,589,138)

                           $ 2,380,149

 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.1% of Net Assets

   375,000(a)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.71%, 12/15/29 (144A)

 $ 345,000

   520,000(a)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 4.8%, 7/15/30 (144A)

   519,999

   500,000(b)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)

   365,628

   200,000(b)

 Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class E, 5.135%, 10/15/39 (144A)

   203,425

   115,766(a)

 EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 4.937%, 5/8/31 (144A)

   114,122

   170,000(a)

 EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.635%, 5/8/31 (144A)

   168,113

   83,342

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

   80,204

   152,027

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32

   111,720

   164,337

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   161,461

   150,000

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

   151,439

   556,571(b)

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

   560,776

   400,000(b)

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 5.946%, 5/15/46

   416,063

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,187,832)

                  $ 3,197,950

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  0.4% of Net Assets

   150,000(b)

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

 $ 149,908

   250,000(b)

 COMM Mortgage Trust, Series 2012-CR2, Class E, 4.857%, 8/15/45 (144A)

   251,806

   150,600(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-FL2A, Class G, 0.547%, 11/15/18 (144A)

   146,471

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $495,350)

               $ 548,185

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  30.5% of Net Assets* (a)

 AUTOMOBILES & COMPONENTS - 2.8%

 Auto Parts & Equipment - 1.5%

   497,494(a)

 Crowne Group LLC, First Lien Initial Term Loan, 6.0%, 9/30/20

 $ 496,250

   185,994(a)

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

   184,289

   162,929(a)

 Key Safety Systems, Inc., Initial Term Loan, 4.75%, 8/29/21

   163,296

   260,234(a)

 MPG Holdco I, Inc. Initial Term Loan, 3.75%, 10/20/21

   260,883

   179,545(a)

 TI Group Automotive Systems LLC, Initial US Term Loan, 4.5%, 6/30/22

   180,499

 Principal

 Amount

 USD ($)

 Value

 Auto Parts & Equipment - (continued)

   904,036(a)

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20

 $ 905,166

   21,726(a)

 UCI International, Inc. (United Components), Term Loan, 5.5%, 7/26/17

   21,644

                     $ 2,212,027

 Automobile Manufacturers - 1.0%

   1,440,000(a)

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 1,441,440

 Tires & Rubber - 0.3%

   479,167(a)

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/19

 $ 482,087

 Total Automobiles & Components

                  $ 4,135,554

 CAPITAL GOODS - 3.0%

 Aerospace & Defense - 0.4%

   132,267(a)

 TASC, Inc., First Lien Term Loan, 7.0%, 5/22/20

 $ 133,341

   233,829(a)

 Vencore, Inc. (fka SI Organization, Inc.), Initial First Lien Term Loan, 5.75%, 11/23/19

   235,108

   157,600(a)

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   158,388

                        $ 526,837

 Building Products - 0.9%

   915,196(a)

 Builders FirstSource, Inc., Term Loan B, 5.0%, 7/22/22

 $ 915,196

   399,454(a)

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

   399,454

                     $ 1,314,650

 Construction & Farm Machinery & Heavy Trucks - 0.3%

   390,000(a)

 Navistar, Inc., Tranche B Term Loan, 6.75%, 8/17/17

 $ 390,731

 Electrical Components & Equipment - 0.3%

   519,526(a)

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

 $ 521,475

 Industrial Conglomerates - 0.7%

   497,277(a)

 Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $ 500,696

   104,741(a)

 Faenza Acquisition GmbH (CeramTec Acquisition Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

   105,101

   347,899(a)

 Faenza Acquisition GmbH (CeramTec Acquisition Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

   349,095

   35,298(a)

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

   35,419

   89,694(a)

 Filtration Group Corp., Initial Second Lien Term Loan, 8.25%, 11/22/21

   90,403

   10,685(a)

 Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.0%, 4/28/20

   10,765

   25,004(a)

 Kleopatra Holdings 2 SCA, Initial US Borrower Dollar Term Loan, 5.0%, 4/28/20

   25,191

               $ 1,116,670

 Trading Companies & Distributors - 0.4%

   337,588(a)

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 339,909

   284,593(a)

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

   284,949

                        $ 624,858

 Total Capital Goods

                  $ 4,495,221

 COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

 Environmental & Facilities Services - 0.3%

   500,000(a)

 Granite Acquisition, Inc., Second Lien Term B Loan, 8.25%, 12/19/22

 $ 505,833

 Research & Consulting Services - 0.3%

   374,363(a)

 Wyle Services Corp., Term Loan, 5.0%, 5/23/21

 $ 374,438

 Security & Alarm Services - 0.1%

   127,569(a)

 Protection One, Inc., 2012 Term Loan, 5.0%, 7/1/21

 $ 128,207

 Total Commercial & Professional Services

                  $ 1,008,478

 CONSUMER DURABLES & APPAREL - 0.5%

 Home Furnishings - 0.3%

   488,464(a)

 Tempur Pedic International, Inc., New Term B Loan, 3.5%, 3/18/20

 $ 490,296

 Leisure Products - 0.2%

   300,000(a)

 Bombardier Recreational Products, Inc., Term B Loan, 3.75%, 1/30/19

 $ 301,018

 Total Consumer Durables & Apparel

                     $ 791,314

 Principal

 Amount

 USD ($)

 Value

 CONSUMER SERVICES - 0.9%

 Casinos & Gaming - 0.2%

   298,500(a)

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21

 $ 300,142

 Leisure Facilities - 0.1%

   131,459(a)

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

 $ 126,653

 Restaurants - 0.6%

   414,787(a)

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

 $ 416,786

   536,963(a)

 NPC International, Inc., Term Loan, 4.0%, 12/28/18

   532,935

                        $ 949,721

 Total Consumer Services

                  $ 1,376,516

 DIVERSIFIED FINANCIALS - 0.3%

 Consumer Finance - 0.1%

   215,714(a)

 Trans Union LLC, Term B-2 Loan, 3.75%, 4/9/21

 $ 214,690

 Specialized Finance - 0.2%

   249,375(a)

 DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22

 $ 252,180

 Total Diversified Financials

               $ 466,870

 ENERGY - 1.2%

 Coal & Consumable Fuels - 0.1%

   352,500(a)

 PT Bumi Resources Tbk, Term Loan, 18.153%, 11/7/14

 $ 132,187

 Integrated Oil & Gas - 0.3%

   500,000(a)

 Chief Exploration & Development LLC, Second Lien Term Loan, 7.5%, 5/16/21

 $ 462,750

 Oil & Gas Drilling - 0.3%

   444,680(a)

 Jonah Energy LLC, Initial Second Lien Initial Loan, 7.5%, 5/12/21

 $ 406,882

   38,236(a)

 Offshore Group Investment, Ltd. (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19

   19,740

                        $ 426,622

 Oil & Gas Equipment & Services - 0.3%

   545,608(a)

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 469,223

 Oil & Gas Exploration & Production - 0.2%

   632,787(a)

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

 $ 350,010

 Total Energy

                  $ 1,840,792

 FOOD, BEVERAGE & TOBACCO - 0.8%

 Packaged Foods & Meats - 0.8%

   484,527(a)

 Dole Food Company, Inc., Tranche B Term Loan, 4.5%, 11/1/18

 $ 487,101

   646,250(a)

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   662,406

 Total Food, Beverage & Tobacco

                  $ 1,149,507

 HEALTH CARE EQUIPMENT & SERVICES - 3.9%

 Health Care Equipment & Services - 1.0%

   497,481(a)

 Accellent, Inc., Initial First Lien Term Loan, 4.5%, 3/12/21

 $ 496,548

   366,000(a)

 Accellent, Inc., Initial Second Lien Term Loan, 7.5%, 3/11/22

   350,293

   500,000(a)

 Concentra, Inc., Initial Second Lien Term Loan, 9.0%, 6/1/23

   502,800

   236,526(a)

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.5%, 5/4/18

   237,949

                     $ 1,587,590

 Health Care Facilities - 1.4%

   265,093

 CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 3.534%, 12/31/18

 $ 266,004

   248,782(a)

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

   249,611

   457,749(a)

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

   460,196

   194,575(a)

 HCA, Inc., Tranche B-5 Term Loan, 2.94%, 3/31/17

   195,034

   318,539(a)

 Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21

   320,530

   299,237(a)

 Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20

   297,928

   403,337(a)

 Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22

   404,345

                     $ 2,193,648

 Health Care Services - 0.9%

   345,069(a)

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 336,443

   208,835(a)

 Bioscrip, Inc., Delayed Term Loan, 6.5%, 7/31/20

   207,921

   348,058(a)

 Bioscrip, Inc., Initial Term B Loan, 6.25%, 7/31/20

   346,535

   202,438(a)

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

   203,070

 Principal

 Amount

 USD ($)

 Value

 Health Care Services - (continued)

   277,085(a)

 Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17

 $ 273,275

                     $ 1,367,244

 Health Care Supplies - 0.2%

   250,000(a)

 Alere Inc., Term Loan B, 4.25%, 6/20/22

 $ 251,284

 Health Care Technology - 0.4%

   237,645(a)

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.5%, 3/17/21

 $ 237,411

   330,039(a)

 Medical Card System, Inc., Term Loan, 12.0%, 3/17/17

   316,838

               $ 554,249

 Total Health Care Equipment & Services

                  $ 5,954,015

 HOUSEHOLD & PERSONAL PRODUCTS - 0.8%

 Household Products - 0.5%

   444,444(a)

 Dollar Tree, Inc., Term B-1 Loan, 3.5%, 7/6/22

 $ 446,204

   375,292(a)

 SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20

   374,823

                        $ 821,027

 Personal Products - 0.2%

   100,000(a)

 Altrium Innovations, Inc., Second Lien Term Loan, 7.75%, 8/13/21

 $ 91,875

   215,357(a)

 NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17

   214,886

                        $ 306,761

 Security & Alarm Services - 0.1%

   120,230(a)

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

 $ 120,793

 Total Household & Personal Products

              $ 1,248,581

 INSURANCE - 2.5%

 Multi-Line Insurance - 0.5%

   559,601(a)

 Alliant Holdings I LLC, Initial Term Loan, 5.0%, 12/20/19

 $ 560,388

   168,170(a)

 Alliant Holdings I LLC, Term Loan B, 3.5%, 7/27/22

   168,406

               $ 728,794

 Property & Casualty Insurance - 2.0%

   748,072(a)

 Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18

 $ 753,682

   593,765(a)

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

   591,291

   748,125(a)

 Hyperion Insurance Group, Ltd., Term B Loan, 5.5%, 4/29/22

   757,477

   941,153(a)

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

   942,525

                    $     3,044,975

 Total Insurance

                  $ 3,773,769

 MATERIALS - 2.1%

 Diversified Chemicals - 0.2%

   275,000(a)

 Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/1/22

 $ 275,859

 Diversified Metals & Mining - 0.0%†

   75,256(d)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.152%, 11/25/14

 $ 28,221

 Metal & Glass Containers - 0.8%

   393,717(a)

 Tank Holding Corp., Initial Term Loan, 6.5%, 3/16/22

 $ 396,013

   750,000(a)

 Tekni-Plex, Inc., USD Term Loan, 4.5%, 6/1/22

   753,080

                     $ 1,149,093

 Paper Packaging - 0.4%

   497,500(a)

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $ 498,536

 Paper Products - 0.4%

   595,443(a)

 Appvion, Inc., Term Commitment, 5.75%, 6/28/19

 $ 560,461

   79,541(a)

 Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19

   80,038

                        $ 640,499

 Specialty Chemicals - 0.0%†

   23,810(a)

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 23,839

 Steel - 0.3%

   496,250(a)

 Essar Steel Algoma, Inc., Initial Term Loan, 7.5%, 8/16/19

 $ 450,657

 Total Materials

                  $ 3,066,704

 MEDIA - 3.5%

 Advertising - 0.6%

   948,054(a)

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $ 901,599

 Broadcasting - 0.9%

   295,833(a)

 Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22

 $ 297,775

   315,000(a)

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

   315,394

 Principal

 Amount

 USD ($)

 Value

 Broadcasting - (continued)

   297,750(a)

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 6.75%, 8/13/21

 $ 296,122

   461,025(a)

 Univision Communications, Inc., Replacement First-Lien Term Loan, 4.0%, 3/1/20

   461,345

                     $ 1,370,636

 Cable & Telecommunications - 0.2%

   311,489(a)

 WideOpenWest Finance LLC, Replacement Term B Loan, 4.5%, 4/1/19

 $ 312,296

 Movies & Entertainment - 0.0%†

   52,739(a)

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 $ 52,805

 Publishing - 1.8%

   511,252(a)

 Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20

 $ 514,311

   325,000(a)

 Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21

   324,797

   744,361(a)

 Interactive Data Corp., Term Loan, 4.75%, 5/2/21

   748,176

   135,900(a)

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

   136,066

   935,750(a)

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

   943,353

                     $ 2,666,703

 Total Media

                           $ 5,304,039

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%

 Biotechnology - 0.7%

   1,050,000(a)

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 $ 1,038,187

 Life Sciences Tools & Services - 0.3%

   428,842(a)

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4.25%, 5/20/21

 $ 431,067

 Pharmaceuticals - 0.2%

   248,737(a)

 Par Pharmaceutical, Inc., Term B-2 Loan, 4.0%, 9/30/19

 $ 248,867

 Total Pharmaceuticals, Biotechnology & Life Sciences

                  $ 1,718,121

 RETAIL REIT - 0.2%

 Retail REIT - 0.2%

   277,377(a)

 DTZ U.S. Borrower LLC, Delayed Draw Term Loan, 5.5%, 11/4/21

 $ 278,533

 Total Retail REIT

                     $ 278,533

 RETAILING - 0.9%

 Automobiles & Components - 0.4%

   665,000(a)

 CWGS Group LLC, Term Loan, 5.25%, 2/20/20

 $ 668,741

 Computer & Electronics Retail - 0.4%

   716,182(a)

 Targus Group International, Inc., Term Loan, 14.75%, 5/24/16

 $ 585,930

 Specialty Stores - 0.1%

   158,088(a)

 Petsmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22

 $ 158,887

 Total Retailing

                  $ 1,413,558

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%

 Semiconductor Equipment - 0.4%

   531,318(a)

 VAT Lux II S.a.r.l., Term Loan, 4.25%, 2/11/21

 $ 532,757

 Total Semiconductors & Semiconductor Equipment

                     $ 532,757

 SOFTWARE & SERVICES - 1.5%

 Application Software - 0.8%

   498,767(a)

 Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20

 $ 498,767

   210,670(a)

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 9.5%, 4/3/18

   211,196

   500,000(a)

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

   506,562

                     $ 1,216,525

 IT Consulting & Other Services - 0.7%

   247,500(a)

 Evergreen Skills Lux S.a r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

 $ 241,416

   772,637(a)

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.938%, 2/28/17

   774,201

                     $ 1,015,617

 Total Software & Services

                  $ 2,232,142

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.1%

   89,329(a)

 CommScope, Inc., Tranche 4 Term Loan, 3.25%, 1/14/18

 $ 89,524

 Principal

 Amount

 USD ($)

 Value

 Electronic Components - 0.3%

   458,850(a)

 Mirion Technologies (Finance) LLC. (Mirion Technologies, Inc.), First Lien Initial Term Loan, 5.75%, 3/31/22

 $ 461,572

 Total Technology Hardware & Equipment

               $ 551,096

 TELECOMMUNICATION SERVICES - 1.3%

 Integrated Telecommunication Services - 1.0%

   997,500(a)

 GCI Holdings, Inc., Term B Loan, 4.75%, 2/2/22

 $ 1,003,734

   500,000(a)

 Securus Technologies Holdings, Inc., Term Loan B2, 5.25%, 4/30/20

   492,813

                     $ 1,496,547

 Wireless Telecommunication Services - 0.3%

   333,333(a)

 Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19

 $ 317,917

   166,667(a)

 Syniverse Holdings, Inc., Tranche B Term Loan, 4.0%, 4/23/19

   158,958

               $ 476,875

 Total Telecommunication Services

              $ 1,973,422

 TRANSPORTATION - 1.1%

 Air Freight & Logistics - 0.1%

   191,100(a)

 Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19

 $ 191,279

 Marine - 0.7%

   498,724(a)

 Commercial Barge Line Co., Initial First Lien Term Loan, 7.5%, 9/22/19

 $ 500,439

   474,507(a)

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

   477,274

                        $ 977,713

 Trucking - 0.3%

   498,734(a)

 YRC Worldwide, Inc., Initial Term Loan, 8.25%, 2/13/19

 $ 488,760

 Total Transportation

                  $ 1,657,752

 UTILITIES - 0.5%

 Electric Utilities - 0.5%

   456,708(a)

 Atlantic Power Limited Partnership, Term Loan, 4.75%, 2/24/21

 $ 458,706

   280,808(a)

 Star West Generation LLC, Advance Term Loan B, 4.25%, 3/13/20

   281,510

 Total Utilities

                     $ 740,216

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $46,204,664)

                $ 45,708,957

 CORPORATE BONDS & NOTES -  88.1% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.8%

 Auto Parts & Equipment - 0.8%

   350,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 356,562

   248,000

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

   259,780

   640,000

 Stackpole International Intermediate Co., SA / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   612,800

 Total Automobiles & Components

                  $ 1,229,142

 BANKS - 2.1%

 Diversified Banks - 2.1%

   525,000

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 $ 531,562

   400,000(b)

 Banco Macro SA, 9.75%, 12/18/36

   392,000

   200,000(b)(e)

 Banco Santander SA, 6.375%

   197,796

   325,000(b)(e)

 Bank of America Corp., 6.25%

   325,302

   350,000(b)(e)

 ING Groep NV, 6.5%

   343,438

   200,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

   164,000

   245,000

 Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (144A)

   251,370

   750,000

 UBS AG / Stamford CT, 7.625%, 8/17/22

   880,955

 Total Banks

                  $ 3,086,423

 CAPITAL GOODS - 4.3%

 Aerospace & Defense - 0.9%

   400,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 416,000

   680,000

 DynCorp International, Inc., 10.375%, 7/1/17

   516,800

   435,000

 LMI Aerospace, Inc., 7.375%, 7/15/19

   420,862

                     $ 1,353,662

 Building Products - 0.2%

   300,000

 USG Corp., 7.875%, 3/30/20 (144A)

 $ 320,631

 Construction & Engineering - 0.4%

   900,000

 Empresas ICA S.A.B. de CV, 8.9%, 2/4/21 (144A)

 $ 666,000

 Construction & Farm Machinery & Heavy Trucks - 0.7%

   360,000

 Meritor, Inc., 6.75%, 6/15/21

 $ 369,900

 Principal

 Amount

 USD ($)

 Value

 Construction & Farm Machinery & Heavy Trucks (continued)

   660,000

 Navistar International Corp., 8.25%, 11/1/21

 $ 623,297

                        $ 993,197

 Electrical Components & Equipment - 0.5%

   750,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 693,750

 Industrial Conglomerates - 0.3%

   455,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 492,538

 Industrial Machinery - 0.8%

   560,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $ 501,200

   450,000

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

   427,500

   207,000(f)(g)

 Liberty Tire Recycling LLC, 11.0% (11.0% PIK 0.0% cash), 3/31/21 (144A)

   132,480

   150,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

   154,500

                     $ 1,215,680

 Trading Companies & Distributors - 0.5%

   150,000

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $ 149,250

   544,000

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

   590,240

               $ 739,490

 Total Capital Goods

              $ 6,474,948

 COMMERCIAL & PROFESSIONAL SERVICES - 1.6%

 Commercial Printing - 0.7%

   340,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $ 304,300

   700,000

 Multi-Color Corp., 6.125%, 12/1/22 (144A)

   714,000

                     $ 1,018,300

 Diversified Support Services - 0.9%

   950,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 893,000

   260,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

   252,061

   280,000

 Transfield Services, Ltd., 8.375%, 5/15/20 (144A)

   295,400

                     $ 1,440,461

 Total Commercial & Professional Services

                  $ 2,458,761

 CONSUMER DURABLES & APPAREL - 2.1%

 Home Furnishings - 0.4%

   535,000

 Tempur Sealy International, Inc., 6.875%, 12/15/20

 $ 573,119

 Homebuilding - 0.6%

   350,000

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

 $ 340,375

   605,000(d)

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

   18,210

   250,000

 KB Home, 7.0%, 12/15/21

   258,438

   340,000

 KB Home, 7.625%, 5/15/23

   356,150

                        $ 973,173

 Household Products - 0.3%

   460,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $ 457,700

 Leisure Products - 0.7%

   1,000,000

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 $ 995,000

 Textiles - 0.1%

   195,000

 Polymer Group, Inc., 6.875%, 6/1/19 (144A)

 $ 198,900

 Total Consumer Durables & Apparel

                  $ 3,197,892

 CONSUMER SERVICES - 3.6%

 Business Services - 0.9%

   750,000

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 776,250

   500,000

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   507,500

                     $ 1,283,750

 Casinos & Gaming - 1.1%

   780,661(d)(f)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 $ 7,807

   365,000

 MGM Resorts International, 6.0%, 3/15/23

   371,387

   100,000

 Scientific Games International, Inc., 6.25%, 9/1/20

   79,595

   1,200,000

 Scientific Games International, Inc., 10.0%, 12/1/22

   1,165,500

                          $ 1,624,289

 Hotels, Resorts & Cruise Lines - 0.4%

   245,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 $ 243,163

   325,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

   361,156

               $ 604,319

 Leisure Facilities - 0.4%

 EUR

   566,487

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $ 637,729

 Principal

 Amount

 USD ($)

 Value

 Specialized Consumer Services - 0.8%

   890,000

 Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)

 $ 849,950

   315,000

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875% , 6/1/21

   327,600

                     $ 1,177,550

 Total Consumer Services

              $ 5,327,637

 DIVERSIFIED FINANCIALS - 1.8%

 Asset Management & Custody Banks - 0.4%

   590,000

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 640,425

 Consumer Finance - 0.8%

   445,000

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 445,000

   406,687

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

   415,348

   440,000

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   349,800

               $ 1,210,148

 Investment Banking & Brokerage - 0.2%

   450,000(b)(e)

 Goldman Sachs Capital II, 4.0%

 $ 338,625

 Specialized Finance - 0.4%

   375,000(f)

 Igloo Holdings Corp., 8.25%(9.0% PIK 8.25% cash), 12/15/17

 (144A)

 $ 381,094

   175,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5% , 7/1/21

   163,406

               $ 544,500

 Total Diversified Financials

                  $ 2,733,698

 ENERGY - 10.3%

 Coal & Consumable Fuels - 0.2%

   400,000(d)

 James River Coal Co., 7.875%, 4/1/19

 $ 500

   715,000

 Penn Virginia Corp., 8.5%, 5/1/20

   336,050

               $ 336,550

 Integrated Oil & Gas - 0.3%

 MXN

   540,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 $ 32,862

   325,000

 YPF SA, 8.875% , 12/19/18 (144A)

   338,000

                        $ 370,862

 Oil & Gas Drilling - 0.5%

   730,000

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 $ 459,900

   320,000

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   279,200

               $ 739,100

 Oil & Gas Equipment & Services - 0.5%

   330,000(a)

 FTS International, Inc., 7.783%, 6/15/20 (144A)

 $ 317,040

   425,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

   366,563

                        $ 683,603

 Oil & Gas Exploration & Production - 6.1%

   100,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 $ 36,000

   750,000

 Comstock Resources, Inc., 9.5%, 6/15/20

   277,500

   750,000

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   774,375

   360,000

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

   273,600

   570,000

 Gulfport Energy Corp., 7.75%, 11/1/20

   584,250

   60,000

 Halcon Resources Corp., 8.875%, 5/15/21

   31,200

   705,000

 Halcon Resources Corp., 9.75%, 7/15/20

   380,700

   630,000

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   529,200

   600,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   207,000

   350,000

 MIE Holdings Corp., 7.5%, 4/25/19 (144A)

   245,847

   285,000

 Noble Energy, Inc., 5.875%, 6/1/24

   309,252

   1,365,000

 Northern Oil & Gas, Inc., 8.0%, 6/1/20

   1,201,200

   450,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

   389,992

   535,000

 PDC Energy, Inc., 7.75%, 10/15/22

   551,719

   750,000

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   678,750

   240,000(d)

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   1,200

   375,000

 Rice Energy, Inc., 6.25%, 5/1/22

   354,375

   310,000

 RSP Permian, Inc., 6.625%, 10/1/22 (144A)

   312,325

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Exploration & Production - (continued)

   1,170,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 $ 1,053,000

   300,000

 WPX Energy, Inc., 7.5%, 8/1/20

   304,500

   650,000

 WPX Energy, Inc., 8.25%, 8/1/23

   660,563

                     $ 9,156,548

 Oil & Gas Refining & Marketing - 0.4%

   669,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $ 658,028

 Oil & Gas Storage & Transportation - 2.3%

   450,000(a)

 Energy Transfer Partners LP, 3.318%, 11/1/66

 $ 373,500

   950,000

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

   947,625

   480,000

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23 (144A)

   462,000

   170,000

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)

   169,575

   925,000

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)

   950,437

   520,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

   534,300

                              $ 3,437,437

 Total Energy

                $ 15,382,128

 FOOD & STAPLES RETAILING - 0.9%

 Food Distributors - 0.6%

   900,000

 JBS Investments GmbH, 7.25%, 4/3/24 (144A)

 $ 924,750

 Food Retail - 0.3%

   460,000

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

 $ 456,550

 Total Food & Staples Retailing

                  $ 1,381,300

 FOOD, BEVERAGE & TOBACCO - 8.2%

 Agricultural Products - 1.0%

   900,000

 Pinnacle Operating Corp., 9.0% , 11/15/20 (144A)

 $ 895,500

   520,000

 Southern States Cooperative, Inc., 10.0% , 8/15/21 (144A)

   473,200

   225,000

 Tonon Luxembourg SA, 10.5% , 5/14/24 (144A)

   132,750

                     $ 1,501,450

 Packaged Foods & Meats - 6.0%

   225,000

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 243,130

 EUR

   200,000

 Agrokor DD, 9.875%, 5/1/19 (144A)

   236,004

   650,000

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

   695,120

   500,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   490,000

   136,000

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21

   145,860

   1,100,000

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,152,250

   515,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   473,800

   800,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   792,000

   700,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   714,000

   475,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

   482,719

   700,000

 MHP SA, 8.25%, 4/2/20 (144A)

   567,000

   1,600,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,607,520

   200,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   220,000

   600,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   496,500

   640,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

   644,800

               $ 8,960,703

 Soft Drinks - 0.2%

   355,000

 Cott Beverages, Inc., 5.375%, 7/1/22

 $ 347,013

 Tobacco - 1.0%

   1,645,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 1,443,487

 Total Food, Beverage & Tobacco

                $ 12,252,653

 HEALTH CARE EQUIPMENT & SERVICES - 2.0%

 Health Care Facilities - 0.5%

   700,000

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 $ 716,625

 Health Care Services - 0.9%

   425,000

 BioScrip, Inc., 8.875%, 2/15/21

 $ 350,625

   990,000

 Truven Health Analytics, Inc., 10.625%, 6/1/20

   1,034,550

                     $ 1,385,175

 Principal

 Amount

 USD ($)

 Value

 Health Care Supplies - 0.4%

   500,000

 Immucor, Inc., 11.125%, 8/15/19

 $ 525,000

 Health Care Technology - 0.2%

   275,000

 Emdeon, Inc., 11.0%, 12/31/19

 $ 297,688

 Total Health Care Equipment & Services

                           $ 2,924,488

 HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

 Household Products - 0.3%

 EUR

   350,000(a)

 Hydra Dutch Holdings 2BV, 5.481%, 4/15/19 (144A)

 $ 359,971

 Personal Products - 0.2%

   345,000

 Monitronics International, Inc., 9.125%, 4/1/20

 $ 334,650

 Total Household & Personal Products

                     $ 694,621

 INDUSTRIALS - 0.1%

 Agricultural & Farm Machinery - 0.1%

   160,000

 Titan International, Inc., 6.875%, 10/1/20

 $ 141,459

 Total Industrials

                     $ 141,459

 INSURANCE - 26.6%

 Insurance Brokers - 0.0%†

 GBP

   10,489(a)

 Towergate Finance Plc, 8.5%, 3/2/20 (144A)

 $ 17,123

 Life & Health Insurance - 0.1%

 GBP

   59,442

 TIG FINCO Plc, 8.75%, 4/2/20 (144A)

 $ 90,071

 Property & Casualty Insurance - 2.9%

   6,000,000(c)(g)

 Fixed Income Trust, Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 4,311,429

   80,000(b)(e)

 White Mountains Insurance Group, Ltd., 7.506%

 (144A)

   81,800

                     $ 4,393,229

 Reinsurance - 23.6%

   1,563,217(h)(j)

 Altair Re II, Ltd.

 $ 266,372

   1,000,000(h)(j)

 Altair Re III, Ltd.

   1,035,200

 EUR

   750,000(a)

 ATLAS Reinsurance VII, Ltd., 3.65%, 1/7/16 (144A)

   824,113

   1,000,000(a)

 Bosphorus Re, Ltd., 2.556%, 5/3/16 (144A) (Cat Bond)

   994,800

   800,000(h)

 Carnoustie Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/19/16

   856,320

   1,750,000(a)

 East Lane Re VI, Ltd., 2.806%, 3/14/18 (144A) (Cat Bond)

   1,706,775

   2,740,500(h)

 Exeter Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/7/16

   2,787,363

   1,000,000(h)

 Fairfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/2/16

   963,300

   2,000,000(a)

 Gator Re, Ltd., 6.736%, 1/9/17 (144A) (Cat Bond)

   1,822,000

   1,500,000(a)

 Ibis Re II, Ltd., 4.061%, 6/28/16 (144A) (Cat Bond)

   1,494,900

   2,000,000(h)

 Lahinch Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/15/16

   1,963,000

   1,750,000(a)

 Longpoint Re, Ltd. III, 4.256%, 5/18/16 (144A) (Cat Bond)

   1,752,625

   1,450,000(h)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

   1,496,255

   1,000,000(a)

 Merna Reinsurance V, Ltd., 2.056%, 4/7/17 (144A) (Cat Bond)

   994,800

   750,000(a)

 MetroCat Re, Ltd., 4.556%, 8/5/16 (144A) (Cat Bond)

   752,400

   2,000,000(a)

 MultiCat Mexico, Ltd., Class A, 7.556%, 12/4/15

 (144A) (Cat Bond)

   1,974,600

   3,000,000(h)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

   3,221,700

   2,004,948(h)

 PI-6 Segregated Account (Kane SAC, Ltd.), Series C, Variable Rate Notes, 7/7/16

   2,013,770

   1,000,000(a)

 Queen Street VIII Re, Ltd., 6.556%, 6/8/16 (144A) (Cat Bond)

   991,000

   2,000,000(a)

 Queen Street X Re, Ltd., 5.806%, 6/8/18 (144A) (Cat Bond)

   1,960,600

   1,000,000(a)

 Residential Reinsurance 2012, Ltd., 22.056%, 6/6/16

 (144A) (Cat Bond)

   1,091,800

   5,731(h)

 Sector Re V, Ltd. (Swiss Re), Series 3, Class C, 12/1/17 (144A)

   41,633

   2,582(h)

 Sector Re V, Ltd. (Swiss Re), Series 4, Class A, 3/30/19 (144A)

   356,712

   1,000,000(h)

 Silverton Re, Ltd. (Aon Benefield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

   1,108,600

   1,000,000(h)

 Silverton Re, Ltd. (Aon Benefield Securities, Inc.), Variable Rate Notes, 9/16/16 (144A)

   39,000

   1,000,000(h)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/16

   1,025,100

 JPY

   150,000,000(h)

 Tralee Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/15/17

   1,210,265

   500,000(a)

 Vitality Re VI, Ltd., 2.156%, 1/8/18 (144A) (Cat Bond)

   499,350

                   $ 35,244,353

 Total Insurance

                $ 39,744,776

 Principal

 Amount

 USD ($)

 Value

 MATERIALS - 7.9%

 Commodity Chemicals - 0.4%

   300,000

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $ 393,514

   175,000

 Hexion US Finance Corp., 6.625%, 4/15/20

   160,344

                        $ 553,858

 Construction Materials - 0.4%

   389,000

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $ 425,955

   300,000(e)

 Magnesita Finance, Ltd., 8.625% (144A)

   242,250

                                 $ 668,205

 Diversified Chemicals - 0.4%

   660,000

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 $ 541,200

 Diversified Metals & Mining - 1.1%

   109,000

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $ 100,280

   300,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

   276,000

   409,276

 Mirabela Nickel, Ltd., 9.5%, 6/24/19

   290,586

   180,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   162,900

   750,000

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   780,000

                     $ 1,609,766

 Gold - 0.0%†

   85,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 62,475

 Metal & Glass Containers - 0.3%

   261,325(f)

 Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 273,084

 EUR

   150,000

 Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)

   168,708

                        $ 441,792

 Paper Packaging - 2.1%

   580,000

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

 $ 606,100

   500,000

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   514,375

   475,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   499,641

 EUR

   1,365,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

   1,578,894

                     $ 3,199,010

 Paper Products - 1.2%

   675,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 371,250

   500,000

 Mercer International, Inc., 7.0%, 12/1/19

   518,750

   840,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

   701,400

   255,000

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   255,000

                     $ 1,846,400

 Specialty Chemicals - 0.3%

   410,000

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $ 415,125

 Steel - 1.7%

   500,000

 Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)

 $ 453,750

   250,000

 Evraz Group SA, 9.5%, 4/24/18 (144A)

   260,337

   190,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

   168,625

   499,000

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   495,258

   850,000

 Ryerson, Inc., 9.0%, 10/15/17

   839,375

   350,000

 United States Steel Corp., 7.5%, 3/15/22

   332,500

               $ 2,549,845

 Total Materials

                $ 11,887,676

 MEDIA - 3.2%

 Broadcasting - 0.2%

   400,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 318,000

 Movies & Entertainment - 2.2%

   1,710,000

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 1,829,700

   600,000

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   589,500

   225,000

 Regal Entertainment Group, 5.75%, 2/1/25

   218,531

   625,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

   603,125

                     $ 3,240,856

 Publishing - 0.8%

   855,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $ 904,163

   250,000

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

   263,125

                     $ 1,167,288

 Total Media

                  $ 4,726,144

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%

 Biotechnology - 0.2%

   300,000

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 315,750

 Principal

 Amount

 USD ($)

 Value

 Pharmaceuticals - 0.7%

   208,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $ 218,400

   650,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

   676,000

                        $ 894,400

 Total Pharmaceuticals, Biotechnology & Life Sciences

                  $ 1,210,150

 REAL ESTATE - 1.2%

 Real Estate Operating Companies - 0.3%

   410,000

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $ 410,000

 Specialized REIT - 0.9%

   1,520,000

 Communications Sales & Leasing, Inc., 8.25%, 10/15/23 (144A)

 $ 1,451,600

 Total Real Estate

                  $ 1,861,600

 RETAILING - 1.7%

 Automotive Retail - 0.7%

   1,100,000

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0% , 6/1/21 (144A)

 $ 1,033,431

 Computer & Electronics Retail - 0.1%

   235,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $ 232,356

 Department Stores - 0.8%

   300,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $ 317,250

   625,000

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

   573,438

   350,000

 Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)

   371,000

                     $ 1,261,688

 Specialty Stores - 0.1%

   85,000

 Outerwall, Inc., 6.0%, 3/15/19

 $ 85,850

 Total Retailing

                  $ 2,613,325

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductors - 0.3%

   85,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $ 61,838

   235,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

   156,275

   400,000

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

   276,000

 Total Semiconductors & Semiconductor Equipment

               $ 494,113

 SOFTWARE & SERVICES - 0.5%

 Data Processing & Outsourced Services - 0.5%

   162,000

 First Data Corp., 10.625%, 6/15/21

 $ 180,630

   404,000

 First Data Corp., 8.25%, 1/15/21 (144A)

   427,735

   225,000

 NeuStar, Inc., 4.5%, 1/15/23

   191,250

 Total Software & Services

                     $ 799,615

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.2%

   280,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $ 276,500

 Electronic Equipment & Instruments - 0.2%

   315,000

 Zebra Technologies Corp., 7.25%, 10/15/22 (144A)

 $ 344,925

 Total Technology Hardware & Equipment

                     $ 621,425

 TELECOMMUNICATION SERVICES - 2.2%

 Integrated Telecommunication Services - 1.0%

   300,000

 Frontier Communications Corp., 8.75%, 4/15/22

 $ 297,563

   750,000

 GCI, Inc., 6.875%, 4/15/25

   763,125

   600,000

 Windstream Corp., 7.5%, 6/1/22

   493,500

                     $ 1,554,188

 Wireless Telecommunication Services - 1.2%

   250,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $ 260,000

   300,000

 Altice SA, 7.75%, 5/15/22 (144A)

   302,250

   200,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

   181,000

   340,000

 Sprint Corp., 7.125%, 6/15/24

   311,100

   275,000

 Sprint Corp., 7.25%, 9/15/21

   262,969

   250,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   249,652

 RUB

   14,100,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

   210,844

               $ 1,777,815

 Total Telecommunication Services

                  $ 3,332,003

 Principal

 Amount

 USD ($)

 Value

 TRANSPORTATION - 3.8%

 Airlines - 1.0%

   545,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $ 438,725

   155,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

   144,538

   450,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)

   450,000

   500,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   514,375

                     $ 1,547,638

 Airport Services - 0.9%

   511,280

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 546,047

   800,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

   821,000

               $ 1,367,047

 Highways & Railtracks - 0.2%

 MXN

   4,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $ 272,404

 Marine - 0.5%

   500,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18

 $ 305,000

   375,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

   352,500

                        $ 657,500

 Railroads - 0.6%

   377,991(f)

 AAF Holdings LLC / AAF Finance Co., 12.0%(12.75% PIK 12.0% cash), 7/1/19 (144A)

 $ 375,156

   485,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

   489,850

               $ 865,006

 Trucking - 0.6%

   1,000,000

 Jack Cooper Holdings Corp., 10.25%, 6/1/20 (144A)

 $ 917,500

 Total Transportation

                  $ 5,627,095

 UTILITIES - 1.1%

 Electric Utilities - 0.6%

   375,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $ 390,000

   460,000(b)

 Enel SpA, 8.75%, 9/24/73 (144A)

   539,235

                        $ 929,235

 Gas Utilities - 0.4%

   492,450

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 $ 499,837

 Independent Power Producers & Energy Traders - 0.1%

   185,000

 TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)

 $ 185,462

 Total Utilities

              $ 1,614,534

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $135,321,876)

             $ 131,817,606

 CONVERTIBLE BONDS & NOTES -  2.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   120,000

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 121,500

 Total Diversified Financials

                     $ 121,500

 HEALTH CARE EQUIPMENT & SERVICES - 1.3%

 Health Care Equipment & Services - 1.3%

   1,040,000(c)

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,893,450

 Health Care Services - 0.0%†

   15,000

 Omnicare, Inc., 3.25%, 12/15/35

 $ 18,862

 Total Health Care Equipment & Services

                  $ 1,912,312

 MATERIALS - 1.2%

 Diversified Chemicals - 1.1%

   1,900,000(i)

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,699,313

 Diversified Metals & Mining - 0.1%

   100,000

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $ 96,750

 Total Materials

                  $ 1,796,063

 Principal

 Amount

 USD ($)

 Value

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%

 Biotechnology - 0.1%

   250,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 253,906

 Total Pharmaceuticals, Biotechnology & Life Sciences

                     $ 253,906

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $2,587,686)

                  $ 4,083,781

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -  5.9% of Net Assets

   3,000,000(a)

 U.S. Treasury Notes, 0.12%, 7/31/16

 $ 3,000,606

   2,975,000(a)

 U.S. Treasury Notes, 0.103%, 10/31/16

   2,974,970

   2,850,000(a)

 U.S. Treasury Notes, 0.119%, 4/30/16

   2,850,462

                    $ 8,826,038

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost  $8,824,625)

                  $ 8,826,038

 SOVEREIGN DEBT OBLIGATIONS -  1.3% of Net Assets

 Argentina - 0.4%

   317,680

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 314,503

   230,000

 Provincia de Buenos Aires/Argentina, 9.95%, 6/9/21 (144A)

   227,125

                        $ 541,628

 Ireland - 0.3%

   450,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 $ 440,460

 Mexico - 0.4%

 MXN

   8,870,000

 Mexican Bonos, 7.75%, 11/13/42

 $ 622,203

 MXN

   317,105

 Mexican Udibonos, 3.5%, 12/14/17

   20,849

                        $ 643,052

 Zambia - 0.2%

   300,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 $ 253,314

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $1,985,002)

                  $ 1,878,454

 Shares

 COMMON STOCKS - 0.5% of Net Assets

 CAPITAL GOODS - 0.0%†

 Industrial Machinery - 0.0%†

   10,289(g)(j)

 Liberty Tire Recycling LLC

 $ 103

 Total Capital Goods

                             $ 103

 INSURANCE - 0.0%†

 Insurance Brokers - 0.0%†

 GBP

   10,233(g)(j)

 TopCo. Ltd.

 $ 2,558

 GBP

   475(g)(j)

 Towergate Finance Plc

   119

                 $ 2,677

 Total Insurance

                 $ 2,677

 MATERIALS - 0.0%†

 Diversified Metals & Mining - 0.0%†

 AUD

   1,087,442(j)

 Mirabela Nickel, Ltd.

 $ 77,833

 Total Materials

                        $ 77,833

 TRANSPORTATION - 0.5%

 Air Freight & Logistics - 0.5%

   943(j)

 CEVA Holdings LLC

 $ 698,049

 Total Transportation

                     $ 698,049

 TOTAL COMMON STOCKS

 (Cost  $942,792)

               $ 778,662

 CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   470(e)

 Bank of America Corp., 7.25%

 $ 522,781

 Total Diversified Financials

               $ 522,781

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

   200(e)

 Halcon Resources Corp., 5.75%

 $ 35,300

 Total Energy

                        $ 35,300

 Shares

 TELECOMMUNICATION SERVICES - 0.2%

 Integrated Telecommunication Services - 0.2%

   3,250(j)

 Frontier Communications Corp., 11.125%

 $ 317,688

 Total Telecommunication Services

                     $ 317,688

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $849,900)

                     $ 875,769

 PREFERRED STOCKS - 1.6% of Net Assets

 BANKS - 0.4%

 Diversified Banks - 0.4%

   500(b)(e)

 AgStar Financial Services ACA, 6.75%

 $ 522,313

 Total Banks

                     $ 522,313

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.7%

   40,675(b)

 GMAC Capital Trust I, 8.125%

 $ 1,066,905

 Total Diversified Financials

                  $ 1,066,905

 INSURANCE - 0.5%

 Insurance Brokers - 0.5%

   452,745(g)(j)

 Towergate Finance Plc Class B

 $ 693,110

 Reinsurance - 0.0%†

   15,000(h)(j)

 Lorenz Re, Ltd.

 $ 37,500

 Total Insurance

                     $ 730,610

 TOTAL PREFERRED STOCKS

 (Cost  $2,106,322)

                  $ 2,319,828

 WARRANTS - 0.0%†

 Insurance - 0.0%†

 Insurance Brokers

 GBP

   136(g)(j)(k)

 Towergate Finance Plc

 $ –

 TOTAL WARRANTS

 (Cost  $ –)

 $ –

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 1.3% of Net Assets

 COMMERCIAL PAPER -  1.3%

   535,000

 BNP Paribas SA, 0.08%, 8/3/15

 $ 534,995

   535,000

 Exxon Mobil Co., 0.05%, 8/3/15

   534,995

   375,000

 Prudential Funding LLC, 0.08%, 8/3/15

   374,996

   535,000

 Wal-Mart Stores, 0.07%, 8/3/15

   534,999

                     $ 1,979,985

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,979,992)

                  $ 1,979,985

 TOTAL INVESTMENTS IN SECURITIES - 136.5%

 (Cost - $207,075,179) (l)(m)

             $ 204,395,364

 OTHER ASSETS AND LIABILITIES - (36.5)%

                 $ (54,708,795)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

                                      $ 149,686,569

 †

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2015, the value of these securities amounted to $83,093,153, or 55.5% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe or Event linked bond. At July  31, 2015, the value of these securities amounted to $16,035,650, or 10.7% of total net assets applicable to common shareowners

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2015.

 (a)

 Floating rate note. The rate shown is the coupon rate at July 31, 2015.

 (b)

 The interest rate is subject to change periodically. The interest rate shown is the rate at July 31, 2015.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at July 31, 2015.

 (d)

 Security is in default and is non income producing.

 (e)

 Security is perpetual in nature and has no stated maturity date.

 (f)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (h)

 Structured reinsurance investment. At July 31, 2015, the value of these securities amounted to $18,422,090 or 12.31% of total net assets applicable to common shareowners.

 (i)

 Security is priced as a unit.

 (j)

 Non-income producing.

(k)           Towergate B Preferred warrants are exercisable into 136 Tig FinCo A shares.

 (l)

 At July 31, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $209,153,271 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 7,445,962

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (12,203,869)

 Net unrealized depreciation

 $ (4,757,907)

 For financial reporting purposes net unrealized depreciation on investments was $2,679,815 and cost of investments aggregated $207,075,179.

 (m)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 68.3%

 Bermuda

 7.9

 Luxembourg

 5.0

 Cayman Islands

 4.8

 Ireland

 2.0

 Netherlands

 1.9

 Argentina

 1.8

 Mexico

 1.1

 Other (individually less than 1%)

 7.2

 100.0%

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 JPY

 -

 Japanes Yen

 MXN

 -

 Mexican Peso

 RUB

 -

 Russian Ruble

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker–dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
2,380,149

$
–

$
2,380,149

 Collateralized Mortgage Obligations

–

3,197,950

–

3,197,950

 Commercial Mortgage-Backed Securities

–

548,185

–

548,185

 Senior Secured Floating Rate Loan Interests

–

45,708,957

–

45,708,957

 Corporate Bonds & Notes

 Capital Goods

     Industrial Machinery

–

1,083,200

132,480

1,215,680

 Insurance

     Property & Casualty Insurance

–

81,800

4,311,429

4,393,229

     Reinsurance

–

16,859,763

18,384,590

35,244,353

 All Other Corporate Bonds & Notes

–

90,964,344

–

90,964,344

 Convertible Bonds & Notes

–

4,083,781

–

4,083,781

 U.S. Government and Agency Obligations

–

8,826,038

–

8,826,038

 Sovereign Debt Obligations

–

1,878,454

–

1,878,454

 Common Stocks

 Capital Goods

     Industrial Machinery

–

–

103

103

 Insurance

     Insurance Brokers

–

–

2,677

2,677

 Transportation

     Air Freight & Logistics

–

698,049

–

698,049

 All Other Common Stocks

77,833

–

–

77,833

 Convertible Preferred Stocks

 Energy

     Oil & Gas Exploration & Production

–

35,300

–

35,300

 All Other Convertible Preferred Stocks

840,469

–

–

840,469

 Preferred Stocks

 Banks

     Diversified Banks

–

522,313

–

522,313

 Insurance

     Insurance Brokers

–

–

693,110

693,110

     Reinsurance

–

–

37,500

37,500

 All Other Preferred Stocks

1,066,905

–

–

1,066,905

 Warrants

 Insurance Brokers

–

–

–
*

–
*

 Commercial Paper

–

1,979,985

–

1,979,985

 Total Investments in Securities

$
1,985,207

$
178,848,268

$
23,561,889

$
204,395,364

 The following is a summary of the fair valuation  of certain of the Trust's assets and liabilities as of July 31, 2015.

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

 $ –

 $ 2,621,351

  $ –

 $ 2,621,351

 Liabilities:

   –

   –

 Outstanding borrowings

   –

  (64,000,000)

     –

   (64,000,000)

 Total

 $ –

 $ (61,378,649)

   $ –

 $ (61,378,649)

 * Includes securities that are fair valued at $0.

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 as of

 4/30/15

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 7/31/15

 Collateralized Mortgage Obligations

$
165,062

$
52

$
152

$
–

$
–

$
(3,805
)

$
–

$
(161,461
)

$
–

 Corporate Bonds

 & Notes

 Capital Goods

 Industrial Machinery

239,330

4,677

(56,694
)

–

(56,000
)

1,167

–

–

132,480

 Insurance

 Insurance Brokers

16,096

–

1,027

–

–

–

–

(17,123
)

–

 Life & Health Insurance

500,600

–

(1,250
)

–

–

–

–

(499,350
)

–

 Property & Casualty Insurance

4,354,042

–

(42,613
)

–

–

–

–

–

4,311,429

 Reinsurance

22,537,165

(248,629
)

(222,161
)

2,518,431

(6,271,019
)

70,803

–

–

18,384,590

 Common

 Stocks

 Capital

 Goods

 Industrial Machinery

103

–

–

–

–

–

–

–

103

 Insurance

 Insurance Brokers

2,540

–

137

–

–

–

–

–

2,677

 Reinsurance

1,019,800

–

15,400

–

(1,035,200
)

–

–

–

–

 Preferred Stocks

 Insurance

 Insurance Brokers

671,036

–

22,074

–

–

–

–

–

693,110

 Reinsurance

941,821

–

(637,949
)

–

(266,372
)

–

–

–

37,500

 Warrants

 Insurance

 Insurance Brokers

–
**

–

–

–

–

–

–

–

–
**

 Total

$
30,447,595

$
(243,900
)

$
(921,877
)

$
2,518,431

$
(7,628,591
)

$
68,165

$
–

$
(677,934
)

$
23,561,889

*Transfers are calculated on the beginning of period value. For the three months ended July 31, 2015, there were no transfers between Levels 1 and 2. For the three months ended July 31, 2015, securities with an aggregate market value of $677,934 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

 ** Includes securities that are fair valued at $0.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at July 31, 2015: $28,403.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at July 31, 2015. These amounts exclude valuations provided by a broker or through a third party insurance industry pricing model.

 Fair Value

 Valuation

 Unobservable

 Value/

 Asset Type

 7/31/15

 Technique (s)

 Input

 Range

 Corporate Bonds & Notes

$
4,443,909

 Market Comparables

 EBITDA Multiples(1)

 Yield Premium(2)

 5.0x to 6.5x

 1.05%

 Common Stocks

$
2,779

 Market Comparables

 EBITDA Multiples(1)

 5.0x to 6.5x

 Preferred Stocks

$
693,110

 Market Comparables

 EBITDA Multiples(1)

 5.0x to 5.5x

 Warrants

$
–

 Enterprise Value

 Residual Value

 $0

 (1)

 An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

 (2)

 An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 29, 2015 * Print the name and title of each signing officer under his or her signature.